UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900, Las Vegas, NV	89169-0925
(Address of principal executive offices)	(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2008 – February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

February 28, 2009 (unaudited)

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY— 27.2%
Federal National Mortgage Association (a)
Pool # 898832, 5.50%, 11/01/36	$25,442,077	$26,095,166
Pool # 256513, 5.50%, 12/01/36	27,858,200	28,573,310
Pool # 922039, 5.50%, 2/01/37	40,051,838	41,071,443
Pool # 916976, 5.50%, 4/01/37	26,276,605	26,945,532
Pool # 256799, 5.50%, 7/01/37 (b)	22,622,184	23,198,080
Pool # 936523, 5.50%, 7/01/37	26,913,321	27,598,457
Pool # 888638, 5.50%, 9/01/37	14,515,568	14,885,093
Pool # 966544, 5.50%, 10/01/37	8,238,000	8,447,716
Pool # 947985, 5.50%, 11/01/37	45,998,514	47,169,505
Pool # 953397, 5.50%, 11/01/37	27,751,024	28,457,486
Pool # 966312, 5.50%, 11/01/37	702,906	720,800
Pool # 954918, 5.50%, 12/01/37	11,286,711	11,574,038
Pool # 956968, 5.50%, 12/01/37	14,383,800	14,749,970
Pool # 959005, 5.50%, 12/01/37	8,422,753	8,637,172
Pool # 960376, 5.50%, 12/01/37	25,511,739	26,161,194
Pool # 960392, 5.50%, 12/01/37	22,936,593	23,520,493
Pool # 965506, 5.50%, 12/01/37	15,709,226	16,109,138
Pool # 966418, 5.50%, 12/01/37	19,647,828	20,148,006
Pool # 966422, 5.50%, 12/01/37	7,647,338	7,842,017
Pool # 967277, 5.50%, 12/01/37	13,857,071	14,209,833
Pool # 933343, 5.50%, 1/01/38	5,773,489	5,920,466
Pool # 953590, 5.50%, 1/01/38	27,541,317	28,242,440
Pool # 954243, 5.50%, 1/01/38	8,243,639	8,453,499
Pool # 956507, 5.50%, 1/01/38	7,273,274	7,458,431
Pool # 956844, 5.50%, 1/01/38	6,815,224	6,988,720
Pool # 956846, 5.50%, 1/01/38	30,847,517	31,632,807
Pool # 956847, 5.50%, 1/01/38	33,300,902	34,148,648
Pool # 960427, 5.50%, 1/01/38	28,300,258	29,020,702
Pool # 960482, 5.50%, 1/01/38	32,917,441	33,755,424
Pool # 960511, 5.50%, 1/01/38	55,147,964	56,551,874
Pool # 960550, 5.50%, 1/01/38	25,138,801	25,778,763
Pool # 960569, 5.50%, 1/01/38	18,954,900	19,437,437
Pool # 960718, 5.50%, 1/01/38	36,049,281	36,966,992
Pool # 960757, 5.50%, 1/01/38	5,714,086	5,859,551
Pool # 961311, 5.50%, 1/01/38	23,971,230	24,581,469
Pool # 961347, 5.50%, 1/01/38	50,414,719	51,698,134
Pool # 965620, 5.50%, 1/01/38	6,381,350	6,543,801
Pool # 966745, 5.50%, 1/01/38	6,287,119	6,447,171
Pool # 966758, 5.50%, 1/01/38	8,675,438	8,896,290
Pool # 966764, 5.50%, 1/01/38	6,515,284	6,681,144
Pool # 967040, 5.50%, 1/01/38	15,622,005	16,019,696
Pool # 967985, 5.50%, 1/01/38	6,449,895	6,614,091
Pool # 961426, 5.50%, 2/01/38	36,289,776	37,213,610
Pool # 961456, 5.50%, 2/01/38	16,852,532	17,281,549
Pool # 961491, 5.50%, 2/01/38	34,081,914	34,949,542
Pool # 961529, 5.50%, 2/01/38	28,190,636	28,908,289
Pool # 961632, 5.50%, 2/01/38	7,175,069	7,357,725
Pool # 961691, 5.50%, 2/01/38	8,093,622	8,299,662
Pool # 966779, 5.50%, 2/01/38	3,492,045	3,580,942
Pool # 968302, 5.50%, 2/01/38	41,189,848	42,238,424
Pool # 968328, 5.50%, 2/01/38	13,671,632	14,019,673
Pool # 969008, 5.50%, 2/01/38 (b)	7,641,648	7,836,182
Pool # 969397, 5.50%, 2/01/38	267,354	274,160
Pool # 969700, 5.50%, 2/01/38	15,985,730	16,392,681
Pool # 972203, 5.50%, 2/01/38	4,935,195	5,060,831
Pool # 257123, 5.50%, 3/01/38	7,192,302	7,375,398
Pool # 933721, 5.50%, 3/01/38	64,701,614	66,348,732
Pool # 953613, 5.50%, 3/01/38	10,905,546	11,183,170
Pool # 956868, 5.50%, 3/01/38	4,621,236	4,738,879
Pool # 962281, 5.50%, 3/01/38 (b)	92,193,441	94,540,422
Pool # 962304, 5.50%, 3/01/38 (b)	58,893,017	60,392,265
Pool # 962344, 5.50%, 3/01/38	79,370,742	81,391,294
Pool # 965756, 5.50%, 3/01/38	13,745,169	14,095,081
Pool # 972385, 5.50%, 3/01/38	16,583,928	17,006,108
Pool # 973028, 5.50%, 3/01/38	10,234,172	10,494,705
Pool # 975198, 5.50%, 3/01/38	21,987,525	22,547,264
Pool # 975202, 5.50%, 3/01/38	5,730,285	5,876,161
Pool # 257161, 5.50%, 4/01/38	44,811,094	45,951,856
Pool # 962441, 5.50%, 4/01/38	15,361,510	15,752,570
Pool # 976379, 5.50%, 4/01/38	22,685,685	23,263,198
Pool # 984745, 5.50%, 6/01/38	12,809,051	13,135,133
Pool # 986013, 5.50%, 6/01/38	61,997,427	63,575,704
Pool # 986519, 5.50%, 6/01/38	28,806,820	29,540,159
Pool # 964380, 5.50%, 7/01/38	9,364,942	9,603,347
Pool # 970025, 5.50%, 7/01/38	9,729,642	9,977,330
Pool # 981517, 5.50%, 7/01/38	9,911,318	10,163,632
Pool # 981723, 5.50%, 7/01/38	15,311,825	15,701,620
Pool # 981872, 5.50%, 7/01/38	14,339,845	14,704,897

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (continued)
Pool # 982199, 5.50%, 7/01/38	$26,741,467	$27,422,229
Pool # 982664, 5.50%, 7/01/38	28,949,919	29,686,901
Pool # 983334, 5.50%, 7/01/38	45,785,724	46,951,298
Pool # 985704, 5.50%, 7/01/38	35,919,393	36,833,798
Pool # 986043, 5.50%, 7/01/38	15,833,004	16,236,067
Pool # 986656, 5.50%, 7/01/38	158,729,643	162,770,446
Pool # 986657, 5.50%, 7/01/38	23,664,638	24,267,072
Pool # 986686, 5.50%, 7/01/38	9,734,067	9,981,868
Pool # 986734, 5.50%, 7/01/38	9,296,000	9,532,650
Pool # 257306, 5.50%, 8/01/38	28,369,101	29,091,298
Pool # 964528, 5.50%, 8/01/38	34,418,143	35,294,331
Total Residential Mortgage-Backed Securities—Agency (Cost $2,072,569,437)		2,172,652,152

RESIDENTIAL MORTGAGE-BACKED SECURITIES— 11.4%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.33%, 4/25/35 (c)	19,403,567	14,503,897
Banc of America Funding Corp.
Series 2004-2, Class 3A11
5.25%, 9/20/34	12,065,088	11,137,731
Series 2006-D, Class 5A1
5.84%, 5/20/36 (c)	30,058,503	16,888,105
Series 2007-D, Class 3A1
5.65%, 6/20/37 (c)	13,765,084	8,259,637
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1
4.61%, 2/25/37 (c)	32,561,929	22,196,539
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A
5.34%, 8/25/35 (c)	19,399,273	14,446,865
Series 2007-AR4, Class 1A1A
5.97%, 3/25/37 (c)	179,277,598	90,422,475
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-14, Class A2
5.50%, 7/25/35	9,674,864	7,008,230
Series 2007-1, Class A2
6.00%, 3/25/37	26,599,901	20,653,897
Series 2007-1, Class A4
6.00%, 3/25/37	30,012,701	23,943,176
First Horizon Mortgage Pass-Through Trust
Series 2005-5, Class 1A4
5.50%, 10/25/35	24,359,550	18,653,825
Series 2005-7, Class A9
5.50%, 12/25/35	12,765,965	9,887,443
Series 2006-4, Class 1A15
6.00%, 2/25/37	16,792,228	12,321,987
GSR Mortgage Loan Trust
Series 2005-AR7, Class 6A1
5.24%, 11/25/35 (c)	36,699,878	23,176,641
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.85%, 3/25/37 (c)	43,044,014	22,489,430
Jefferies & Co.
Series 2009-R1, Class 5A1
5.22%, 5/21/36 (d)	27,369,710	22,032,617
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	131,665,741	112,539,738
Merrill Lynch Mortgage Investors Trust
Series MLCC, 2006-2, Class 4A
5.80%, 5/25/36 (c)	20,944,037	14,304,735
Series MLCC, 2007-1, Class 4A2
5.72%, 1/25/37 (c)	10,577,000	6,428,150
Series MLCC, 2007-1, Class 4A3
5.72%, 1/25/37 (c)	16,250,000	9,297,046
Sequoia Mortgage Trust
Series 2007-1, Class 5A1
6.09%, 10/20/46 (c)	52,287,386	34,432,525
Thornburg Mortgage Securities Trust
Series 2003-3, Class A4
5.09%, 6/25/43 (c)	30,458,065	25,551,409
WaMu Mortgage Pass-Through Certificates
Series 2007-HY5, Class 3A1
5.82%, 5/25/37 (c)	17,649,773	12,022,070
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-EE, Class 3A1
4.43%, 12/25/34 (c)	9,813,217	7,495,212
Series 2004-EE, Class 3A2
4.43%, 12/25/34 (c)	22,972,267	18,105,450

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (conitnued)
Series 2004-P, Class 2A1
4.23%, 9/25/34 (c)	$6,952,195	$5,109,290
Series 2004-Q, Class 1A3
4.89%, 9/25/34 (c)	4,957,681	3,618,991
Series 2004-R, Class 2A1
4.37%, 9/25/34 (c)	16,072,515	12,197,110
Series 2005-AR6, Class A1
5.03%, 4/25/35 (c)	49,950,237	36,705,427
Series 2006-11, Class A8
6.00%, 9/25/36	67,155,623	52,570,294
Series 2006-14, Class A1
6.00%, 10/25/36	32,857,482	21,449,791
Series 2006-AR4, Class 2A4
5.78%, 4/25/36 (c)	50,000,000	24,307,775
Series 2006-AR11, Class A1
5.50%, 8/25/36 (c)	17,919,549	11,916,905
Series 2006-AR17, Class A2
5.83%, 10/25/36 (c)	16,037,125	9,047,190
Series 2007-1, Class A4
5.75%, 2/25/37	11,050,643	9,673,275
Series 2007-6, Class A6
6.00%, 5/25/37	87,548,528	55,401,847
Series 2007-7, Class A1
6.00%, 6/25/37	44,161,118	26,620,896
Series 2007-13, Class A7
6.00%, 9/25/37	64,375,758	42,669,089
Series 2007-AR9, Class A1
6.00%, 12/28/37 (c)	38,053,769	25,882,160
Total Residential Mortgage-Backed Securities (Cost $1,170,162,729)		915,368,870

COMMERCIAL MORTGAGE-BACKED SECURITIES — 23.1%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.74%, 5/10/45 (c)	27,695,000	19,399,873
Series 2006-2, Class AM
5.77%, 5/10/45 (c)	2,710,000	1,108,236
Series 2006-3, Class A4
5.89%, 7/10/44 (c)	29,675,000	16,279,710
Series 2006-3, Class AM
5.81%, 7/10/44 (c)	2,495,000	977,159
Series 2006-4, Class A4
5.63%, 7/10/46	6,000,000	4,057,007
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	10,216,100
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12, Class A4
5.72%, 9/11/38 (c)	5,000,000	3,587,712
Series 2006-PW12, Class AJ
5.76%, 9/11/38 (c)	2,600,000	817,923
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	1,540,992
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	1,563,800
Series 2007-PW15, Class A4
5.33%, 2/11/44	51,123,000	33,197,165
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	4,410,505
Series 2007-PW16, Class A4
5.72%, 6/11/40 (c)	103,572,000	68,671,457
Series 2007-PW17, Class A4
5.69%, 6/11/50 (c)	20,000,000	13,036,618
Series 2007-PW18, Class A4
5.70%, 6/11/50	7,500,000	4,773,540
Series 2007-T26, Class A4
5.47%, 1/12/45 (c)	54,350,000	37,098,500
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.70%, 12/10/49 (c)	75,000,000	45,028,823
Series 2008-C7, Class A4
6.10%, 12/10/49 (c)	77,612,805	50,013,955
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.36%, 1/15/46 (c)	20,000,000	14,378,132
Series 2006-CD3, Class A5
5.62%, 10/15/48	14,500,000	9,980,115
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	48,555,885
Series 2007-CD4, Class AMFX
5.37%, 12/11/49 (c)	6,770,500	2,378,580

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust (continued)
Series 2007-CD5, Class A4
5.89%, 11/15/44 (c)	$4,050,000	$2,619,965
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.77%, 6/10/46 (c)	34,500,000	23,764,339
Series 2007-C9, Class A4
5.82%, 12/10/49 (c)	128,891,353	81,064,244
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.66%, 3/15/39 (c)	2,200,000	1,542,867
Series 2006-C3, Class A3
5.83%, 6/15/38 (c)	12,500,000	8,698,851
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	6,074,218
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	6,466,348
Series 2007-C5, Class A4
5.70%, 9/15/40 (c)	12,782,500	7,290,955
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	1,845,597
Series 2007-C2, Class A3
5.48%, 4/15/47 (c)	168,812,537	101,334,992
Series 2007-C3, Class A4
5.82%, 5/15/46 (c)	157,295,000	97,485,023
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
5.80%, 8/10/45 (c)	57,000,000	32,966,150
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
5.92%, 7/10/38 (c)	102,660,000	66,573,593
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	32,678,732
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	15,643,518
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (c)	12,500,000	7,832,171
Series 2006-CB14, Class AJ
5.49%, 12/12/44 (c)	10,000,000	2,737,440
Series 2006-CB16, Class A4
5.55%, 5/12/45	7,550,000	4,919,394
Series 2006-CB17, Class A4
5.43%, 12/12/43	113,554,500	68,497,993
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (c)	10,000,000	2,672,962
Series 2006-LDP7, Class A4
5.88%, 4/15/45 (c)	19,968,000	13,756,922
Series 2006-LDP8, Class A4
5.40%, 5/15/45	6,000,000	3,675,488
Series 2006-LDP9, Class A3
5.34%, 5/15/47	14,530,000	8,580,168
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	24,366,780
Series 2007-CB18, Class A4
5.44%, 6/12/47	105,915,000	63,648,253
Series 2007-CB19, Class A4
5.75%, 2/12/49 (c)	14,815,000	8,874,601
Series 2007-CB20, Class A4
5.79%, 2/12/51 (c)	50,000,000	29,405,770
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (c)	16,582,500	5,852,072
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	873,044
Series 2006-C3, Class A4
5.66%, 3/15/39 (c)	7,500,000	5,195,198
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	22,915,009
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	4,177,209
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	10,365,227
Series 2007-C7, Class A3
5.87%, 9/15/45 (c)	186,017,500	109,004,692
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (c)	11,700,000	7,648,546
Series 2006-3, Class AM
5.46%, 7/12/46 (c)	10,000,000	3,826,198

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust (continued)
Series 2006-4, Class A3
5.17%, 12/12/49 (c)	$51,059,500	$25,128,142
Series 2007-5, Class A4
5.38%, 8/12/48	35,557,000	18,038,948
Series 2007-6, Class A4
5.49%, 3/12/51 (c)	48,160,000	28,122,329
Series 2007-8, Class A3
5.96%, 8/12/49 (c)	131,633,000	77,877,690
Series 2007-9, Class A4
5.70%, 9/12/49	36,171,000	21,117,921
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 8/12/43 (c)	69,750,000	44,281,848
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	1,177,066
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (c)	16,000,000	10,635,866
Series 2006-HQ10, Class A4
5.33%, 11/12/41	23,950,000	15,899,878
Series 2006-T21, Class AJ
5.27%, 10/12/52 (c)	4,975,000	1,383,519
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (c)	45,415,000	26,864,880
Series 2007-IQ13, Class A4
5.36%, 3/15/44	104,360,000	64,818,226
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	8,795,550
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (c)	44,375,000	24,513,700
Series 2007-IQ15, Class A4
5.88%, 6/11/49 (c)	14,875,000	8,922,926
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	53,714,600
Series 2007-IQ16, Class AM
6.11%, 12/12/49 (c)	12,750,000	4,629,686
Series 2007-T25, Class A3
5.51%, 11/12/49 (c)	106,540,000	71,633,234
Series 2008-T29, Class A4
6.28%, 1/11/43 (c)	50,000,000	34,486,120
TrizecHahn Office Properties Trust
Series 2001-TZHA, Class A4
6.53%, 5/15/16 (d)	12,800,000	12,543,556
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (c)	20,000,000	7,478,616
Total Commercial Mortgage-Backed Securities (Cost $2,625,483,501)		1,848,010,617

AUTO LEASE BACKED SECURITIES— 24.4%
Ford Credit Auto Lease Trust
5.75%, 9/15/12 (d)(e)(f)	1,418,740,542	1,285,080,996
General Motors Auto Lease Trust
7.74%, 1/31/13 (d)(e)(f)	728,050,556	669,202,230
Total Auto Lease Backed Securities (Cost $2,146,791,097)		1,954,283,226

CREDIT CARD BACKED SECURITIES — 2.8%
Bank of America Credit Card Trust
Series 2006-A7, Class A7
0.50%, 12/15/16 (c)	8,000,000	6,453,427
Series 2006-A14, Class A14
0.51%, 4/15/16 (c)	50,000,000	41,577,350
Series 2007-A1, Class A1
5.17%, 6/15/19	15,000,000	13,229,320
Series 2007-A6, Class A6
0.51%, 9/15/16 (c)	2,400,000	1,960,425
Capital One Multi-Asset Execution Trust
Series 2006-A12, Class A
0.51%, 7/15/16 (c)	9,194,000	7,449,740
Series 2007-A1, Class A1
0.50%, 11/15/19 (c)	46,511,000	32,251,118
Series 2007-A4, Class A4
0.49%, 3/16/15 (c)	10,000,000	8,719,954
Series 2007-A7, Class A7
5.75%, 7/15/20	10,000,000	8,828,476
Citibank Credit Card Issuance Trust
Series 2005-A4, Class A4
4.40%, 6/20/14	25,000,000	24,175,000
Series 2005-A5, Class A5
4.55%, 6/20/17	15,000,000	13,632,908

Description	Principal Amount	Value
CREDIT CARD BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust (continued)
Series 2007-A8, Class A8
5.65%, 9/20/19	$30,000,000	$27,790,798
Series 2008-A2, Class A2
1.62%, 1/23/20 (c)	6,965,000	5,619,160
MBNA Master Credit Card Trust II
Series 1997-B, Class A
0.62%, 8/15/14 (c)	38,000,000	33,949,903
Total Credit Card Backed Securities (Cost $203,507,353)		225,637,579

CORPORATE BONDS— 2.9%
AEROSPACE & DEFENSE— 0.1%
L-3 Communications Corp.
7.63%, 6/15/12	10,000,000	10,050,000
6.13%, 1/15/14	2,000,000	1,910,000
		11,960,000
BUILDING PRODUCTS— 0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	4,057,385
6.13%, 10/03/16	5,000,000	3,443,875
		7,501,260
COMMERCIAL BANKS— 0.1%
Keycorp.
6.50%, 5/14/13	5,000,000	4,932,836

COMMERCIAL SERVICES & SUPPLIES— 0.2%
Allied Waste North America, Inc.
7.88%, 4/15/13	8,255,000	8,234,362
7.38%, 4/15/14	5,000,000	4,925,000
7.25%, 3/15/15	4,000,000	3,900,000
Waste Management, Inc.
5.00%, 3/15/14	3,000,000	2,764,431
		19,823,793
COMPUTERS & PERIPHERALS— 0.1%
International Business Machines Corp.
7.63%, 10/15/18	5,000,000	5,656,915

ELECTRIC UTILITIES— 0.2%
FPL Group Capital, Inc.
7.88%, 12/15/15	15,000,000	16,952,880

FOOD PRODUCTS— 0.1%
Tyson Fresh Meats, Inc.
7.95%, 2/01/10	5,000,000	4,962,500

HEALTH CARE PROVIDERS & SERVICES— 0.1%
Cardinal Health, Inc.
4.00%, 6/15/15	10,000,000	8,374,810

HOTELS, RESTAURANTS & LEISURE— 0.3%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	6,850,000
Yum! Brands, Inc.
6.25%, 3/15/18	20,000,000	18,209,420
		25,059,420
HOUSEHOLD DURABLES— 0.1%
Centex Corp.
7.88%, 2/01/11	3,000,000	2,760,000
Whirlpool Corp.
8.60%, 5/01/10	5,100,000	4,967,680
		7,727,680
MACHINERY— 0.3%
Caterpillar, Inc.
7.90%, 12/15/18	20,000,000	20,909,500

MEDIA— 0.2%
Comcast Corp.
6.30%, 11/15/17	8,000,000	7,753,336
5.70%, 5/15/18	5,000,000	4,620,485
Viacom, Inc.
6.25%, 4/30/16	5,000,000	4,251,620
		16,625,441
METALS & MINING— 0.2%
Freeport-McMoRan Copper & Gold, Inc.
7.08%, 4/01/15 (c)	25,000,000	18,687,500

MULTILINE RETAIL— 0.2%
JC Penney Corp., Inc.
8.00%, 3/01/10	5,740,000	5,697,868

Description	Principal Amount	Value
CORPORATE BONDS (continued)
MULTILINE RETAIL (continued)
Nordstrom, Inc.
6.25%, 1/15/18	$10,000,000	$8,137,190
		13,835,058
OFFICE ELECTRONICS— 0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	5,880,000

OIL, GAS & CONSUMABLE FUELS— 0.1%
Kinder Morgan Energy Partners, LP
9.00%, 2/01/19	5,000,000	5,394,905
Plains All American Pipeline LP
6.50%, 5/01/18	5,000,000	4,331,565
		9,726,470
ROAD & RAIL— 0.1%
CSX Transportation, Inc.
8.38%, 10/15/14	5,000,000	5,085,900

SPECIALTY RETAIL— 0.3%
AutoZone, Inc.
7.13%, 8/01/18	16,000,000	14,994,800
Home Depot, Inc.
5.20%, 3/01/11	5,000,000	5,021,405
5.40%, 3/01/16	6,250,000	5,576,344
		25,592,549
Total Corporate Bonds (Cost $227,022,334)		229,294,512

REAL ESTATE INVESTMENT TRUSTS— 0.2%
Duke Realty LP
6.25%, 5/15/13	10,000,000	7,135,780
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	5,020,164
Total Real Estate Investment Trusts (Cost $15,279,218)		12,155,944

TERM LOANS— 3.4%
AUTOMOBILES— 0.0% (h)
Oshkosh Truck Corp., Term Loan B, 2.20% - 3.95%, 12/6/13 (c)	5,794,937	4,056,456

CHEMICALS— 0.8%
Celanese Holdings, LLC, Dollar Term Loan, 2.94%, 4/02/14 (c)	11,964,493	9,734,443
ISP Chemco, Inc., New Term Loan B, 2.00% - 2.75%, 6/04/14 (c)	13,500,515	11,295,435
Nalco Co., Term Loan B, 2.25% - 4.19%, 11/04/10 (c)	12,653,845	12,100,239
Rockwood Specialties Group, Inc., Term Loan E, 1.98%, 7/30/12 (c)	36,016,097	31,634,126
		64,764,243
COMMERCIAL SERVICES & SUPPLIES— 0.3%
Aramark Corp., Letter of Credit, 2.04%, 1/26/14 (c)	896,022	774,063
Aramark Corp., US Term Loan, 3.33%, 1/26/14 (c)	14,103,978	12,184,272
Cenveo Corp., Delayed Draw Term Loan, 3.28%, 6/21/13 (c)	137,393	87,932
Cenveo Corp., Term Loan C, 3.28%, 6/21/13 (c)	4,812,264	3,079,849
Hertz Corp., Letters of Credit, 1.53%, 12/21/12 (c)	1,375,262	904,234
Hertz Corp., Term Loan B, 2.20% - 2.65%, 12/21/12 (c)	7,548,776	4,963,321
Hertz Corp., Term Loan, Tranche B, 12/21/12 (g)	2,000,000	1,315,000
		23,308,671
DIVERSIFIED FINANCIAL SERVICES— 0.0% (h)
Team Finance LLC, Term Loan, 3.25% - 3.47%, 11/23/12 (c)	4,948,980	3,612,755

DIVERSIFIED TELECOMMUNICATION SERVICES— 0.2%
Intelsat Corp., Tranche B-2-A Term Loan, 3.93%, 1/03/14 (c)	5,966,907	5,096,735
Intelsat Corp., Tranche B-2-B Term Loan, 3.93%, 1/03/14 (c)	5,965,099	5,095,191
Intelsat Corp., Tranche B-2-C Term Loan, 3.93%, 1/03/14 (c)	5,965,099	5,095,191
Windstream Corp., Term Loan B-1, 2.35% - 2.59%, 7/17/13 (c)	2,992,405	2,718,100
		18,005,217
ELECTRIC UTILITIES— 0.2%
Texas Competitive Electric Holding Co., LLC, Term Loan, Tranche B3, 3.95% - 4.45%, 10/10/14 (c)	19,899,244	12,412,154

ENERGY EQUIPMENT & SERVICES— 0.1%
Covanta Energy Corp., 1st Lien, Credit-Linked Deposit, 1.33%, 2/09/14 (c)	2,665,972	2,396,043
Covanta Energy Corp., 1st Lien, Term Loan, 2.00% - 3.75%, 2/09/14 (c)	5,320,489	4,781,790
		7,177,833
FOOD & STAPLES RETAILING— 0.6%
Wm. Wrigley Jr. Co., Term Loan B, 6.50%, 10/06/14 (c)	45,000,000	44,400,015

HEALTH CARE EQUIPMENT & SUPPLIES— 0.5%
Bausch & Lomb Inc., Delayed Draw Term Loan, 4.71%, 4/24/15 (c)	480,000	409,350
Bausch & Lomb Inc., Delayed Draw Term Loan, 4/26/15 (g)	320,000	272,900

Description	Principal Amount	Value
TERM LOANS (continued)
HEALTH CARE EQUIPMENT & SUPPLIES (continued)
Bausch & Lomb Inc., Parent Term Loan, 4.71%, 4/24/15 (c)	$3,168,000	$2,701,712
Biomet, Inc., Dollar Term Loan, 4.46%, 9/25/13 (c)	19,944,470	17,753,071
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 2.54% - 2.95%, 3/31/13 (c)	16,755,884	16,281,140
		37,418,173
HEALTH CARE PROVIDERS & SERVICES— 0.1%
HCA, Inc., Term Loan A, 3.46%, 11/16/12 (c)	4,771,314	4,152,236
HealthSouth Corp., Term Loan, 2.95% - 4.75%, 3/10/13 (c)	2,781,799	2,454,938
Iasis Healthcare LLC, Delayed Draw Term Loan, 2.41%, 3/14/14 (c)	714,760	622,735
Iasis Healthcare LLC, Letter of Credit, 0.40%, 3/14/14 (c)	191,561	166,897
Iasis Healthcare LLC, Term Loan B, 2.41%, 3/14/14 (c)	2,067,305	1,801,139
		9,197,945
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS— 0.1%
NRG Energy, Inc., Credit-Linked Deposit, 5.02%, 12/09/13 (c)	2,564,854	2,355,177
NRG Energy, Inc., Term Loan, 1.87% - 2.96%, 12/09/13 (c)	5,207,679	4,781,951
		7,137,128
MEDIA— 0.0% (h)
Catalina Marketing Corp., Term Loan, 4.46%, 10/01/14 (c)	2,984,887	2,365,523
National CineMedia LLC, Term Loan, 3.75%, 2/13/15 (c)	2,000,000	1,635,000
		4,000,523
MULTILINE RETAIL— 0.2%
Neiman-Marcus Group, Inc., Term Loan, 4.19%, 4/06/13 (c)	21,000,000	13,459,089

PAPER & FOREST PRODUCTS— 0.3%
Georgia-Pacific Corp., Additional Term Loan B, 2.96% - 4.19%, 12/21/12 (c)	4,428,386	3,822,251
Georgia-Pacific Corp., Term Loan A, 2.96% - 4.19%, 12/20/11 (c)	2,633,030	2,455,301
Georgia-Pacific Corp., Term Loan B, 2.96% - 4.19%, 12/21/12 (c)	20,368,969	17,580,967
		23,858,519
Total Term Loans (Cost $287,548,792)		272,808,721

SHORT-TERM INVESTMENTS— 6.7%
CORPORATE BOND— 0.0% (h)
HOUSEHOLD DURABLES— 0.0% (h)
Lennar Corp.
7.63%, 3/01/09 (Cost $1,900,000)	1,900,000	1,900,000

REPURCHASE AGREEMENT— 1.9%
Repurchase Agreement with Greenwich Capital Markets— 1.9%
0.28%, dated 2/27/09 due 3/02/09, repurchase price $150,003,500 (Collateralized by various FNMAs, 5.00%, 2/16/12 - 2/13/17; various FMACs, 1.50% - 1.75%, 1/14/11 - 2/18/11, aggregate market value plus accrued interest $153,004,588) (b)	150,000,000	150,000,000
Total Repurchase Agreement (Cost $150,000,000)

MONEY MARKET FUND— 4.8%
Dreyfus Cash Management Fund - 0.87% (i) (Cost $380,153,049)	380,153,049	380,153,049
Total Short-Term Investments (Cost $532,053,049)		532,053,049
Total Investments— 102.1% (Cost $9,280,417,510) (j)		8,162,264,670
Liabilities in excess of other assets— (2.1)%		(167,857,534)
Net Assets—100.0%		$7,994,407,136

(a)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into a Conservationship.

(b)	A portion of this security is held in a segregated account.

(c)	Floating rate securities. Rates disclosed are that which were in effect at February 28, 2009.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. At February 28, 2009, the value of these securities amounted to $1,988,859,399 or 24.9% of net assets.

(e)	Security fair valued in accordance with procedures adopted by the Board of Directors. At February 28, 2009, the value of these securities amounted to $1,954,283,226 or 24.4% of net assets.

(f)	Illiquid security.

(g)

Unfunded loan commitment. The Fund is obligated to fund this commitment at the borrower’s discretion. At February 28, 2009, the total principal amount and market value of the unfunded commitments totaled $2,320,000 and $1,587,900, respectively.

(h)	Less than 0.1%.

(i)	Represents annualized 7-day yield at February 28, 2009.

(j)	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Aggregate gross unrealized appreciation	$148,024,335
Aggregate gross unrealized depreciation	(1,266,177,175)
Net unrealized depreciation	$(1,118,152,840)

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Various data inputs are used in determining the value of the Fund’s investments as of the reporting period end.  These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – quoted prices	$—	$—
Level 2 – other significant observable inputs	6,207,981,444	—
Level 3 – significant unobservable inputs	1,954,283,226	—
Total Investments	$8,162,264,670	$—

*  Other financial instruments may include written options, futures, swaps and forward contracts.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of November 30, 2008	$2,095,469,585
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(25,506,824)
Net Purchases / (Sales)	(115,679,535)
Transfers In / (Out)	—
Balance as of February 28, 2009	$1,954,283,226

Item 2.        Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.        Exhibits.

Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R. York
Joseph R. York
Director and Chief Executive Officer

Date:	April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R.York
Joseph R.York
Director and Chief Executive Officer

Date:	April 27, 2009

By:	/s/ Simon D. Collier
Simon D. Collier
Treasurer and Principal Financial Officer

Date:	April 27, 2009